Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000,000,000.00
Previously Paid Amount	2,360,304.76
Total Fee Amount	2,532,093.07
Total Offset Amount	0.00
Net Fee	$ 171,788.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A